Schedule of Investments (unaudited) (continued) February 29, 2020

	Par
Security	(000)	Value
Corporate Bonds -- 1.7%
Commercial Services & Supplies -- 0.0%
University of Southern California, 3.03%,
10/01/39	$650	$ 723,432
Consumer Finance -- 0.2%
Low Income Investment Fund, Series
2019, 3.71%, 07/01/29	7,295	7,903,653
Education -- 1.0%
California Institute of Technology,
4.32%, 08/01/45	10,000	13,445,301
Claremont Mckenna College, Series
2019, 3.38%, 01/01/50	17,500	19,545,262
Pepperdine University, 3.95%, 12/01/57	4,770	6,194,824
		39,185,387
Health Care Providers & Services -- 0.5%
Common Spirit Health:
3.35%, 10/01/29	5,349	5,675,455
4.19%, 10/01/49	1,567	1,714,040
Cottage Health Obligated Group, Series
2020, 3.30%, 11/01/49	9,472	10,240,958
Kaiser Foundation Hospitals, 3.50%,
04/01/22	3,880	4,047,222
		21,677,675
Total Corporate Bonds — 1.7%
(Cost — $63,362,632)		69,490,147
	Shares
Investment Companies -- 3.6%
iShares National Muni Bond ETF (k)	200,000	23,342,000
iShares Short-Term National Muni Bond
ETF (k)	500,000	53,725,000
VanEck Vectors High-Yield Municipal
Index ETF	1,155,000	75,791,100
Total Investment Companies — 3.6%
(Cost — $150,274,317)		152,858,100
	Par
	(000)
Municipal Bonds -- 79.7%
California -- 71.2%
County/City/Special District/School District	-- 21.9%
Butte-Glenn Community College District,
GO, Election of 2016, Series A,
5.25%, 08/01/46	$12,360	15,605,365
California Infrastructure & Economic
Development Bank, RB:
Build America Bonds, 6.49%,
05/15/49	2,125	3,430,961

S C H E D U L E O F I N V E S T M E N T S

BlackRock California Municipal Opportunities Fund

(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value
County/City/Special District/School District (continued)
California Infrastructure & Economic
Development Bank, RB (continued):
Goodwill Industry San Joaquin,
5.85%, 09/01/37	$ 2,745	$ 2,751,670
California Municipal Finance Authority,
RB, Orange County Civic Center
Infrastructure Improvement Program
Phase II, Series A, 5.00%, 06/01/43	15	19,125
California Pollution Control Financing
Authority, RB, Republic Services, Inc.
Project, AMT, 1.17%, 11/01/42 (a)(b)	12,000	11,999,862
California Pollution Control Financing
Authority, Refunding RB, VRDN,
Republic Services, Inc. Project, Series
A, AMT, 1.09%, 08/01/23 (a)(b)	22,000	21,999,824
California School Cash Reserve
Program Authority, RB, Series B,
2.00%, 06/30/20	28,000	28,119,280
California Statewide Communities
Development Authority, RB, Lancer
Educational Student Housing Project,
5.00%, 06/01/51 (b)	1,035	1,222,511
California Statewide Communities
Development Authority, Special
Assessment, Statewide Community
Infrastructure Program, Series A:
5.00%, 09/02/39	1,460	1,782,485
5.00%, 09/02/44	715	858,207
5.00%, 09/02/48	715	852,595
Cerritos Community College District,
GO, Series A, 4.00%, 08/01/44	36,455	40,978,336
City & County of San Francisco, COP,
Green Bond, 49 South Van Ness
Project:
4.00%, 04/01/41	5,705	6,612,494
4.00%, 04/01/42	8,000	9,272,960
City & County of San Francisco
California, GO:
Public Health & Safety, Series E,
5.00%, 06/15/20	1,175	1,188,971
Series B, 5.00%, 06/15/20	2,225	2,251,455
Series C, 5.00%, 06/15/20	4,855	4,912,726
City & County of San Francisco
California Community Facilities
District No. 2014-1, Special Tax,
Green Bond, Series B:
3.78%, 09/01/30	1,110	1,268,308
3.92%, 09/01/31	3,410	3,913,350
FEBRUARY 29, 2020	1

Schedule of Investments (unaudited) (continued)	BlackRock California Municipal Opportunities Fund
February 29, 2020
(Percentages shown are based on Net Assets)
	Par			Par
Security	(000)	Value	Security	(000)	Value
County/City/Special District/School District	(continued)		County/City/Special District/School District	(continued)
City & County of San Francisco			Glendale Community California College
California Community Facilities			District, GO, Election of 2016, Series
District No. 2014-1, Special Tax,			A, 5.25%, 08/01/41	$8,700	$ 11,181,501
Green Bond, Series B (continued):			Glendale Unified School District, GO,
3.97%, 09/01/32	$1,880	$ 2,154,649	Refunding, Election of 2011, Series B,
4.02%, 09/01/33	2,070	2,368,784	4.00%, 09/01/36	1,350	1,533,006
City & County of San Francisco			Hacienda La Puente Unified School
California Redevelopment Agency,			District, GO, Election 2016, Series A,
Tax Allocation Bonds, Series D:			5.25%, 08/01/42	5,000	6,459,900
Mission Bay South Redevelopment			Imperial Irrigation District, RB, Taxable
Project, 0.00%, 08/01/23 (b)(c)	1,000	888,590	(AMBAC), 6.94%, 01/01/26	17,570	21,286,758
Mission Bay South Redevelopment			Los Altos Elementary School District,
Project, 0.00%, 08/01/31 (b)(c)	3,000	1,780,740	GO, Refunding, Election of 2014,
3.13%, 08/01/28	1,150	1,266,093	Series A-1, 4.00%, 08/01/44	5,000	5,845,500
3.25%, 08/01/29	1,000	1,104,440	Los Angeles Community College
3.38%, 08/01/30	1,250	1,383,775	District, GO, Election of 2008:
City of Los Angeles California, COP,			Series F, 4.00%, 08/01/34	10,000	11,090,400
Senior, Sonnenblick Del Rio West Los			Series K, 4.00%, 08/01/37	10,000	11,797,700
Angeles (AMBAC), 6.20%, 11/01/31	4,000	4,016,200	Series K, 4.00%, 08/01/38	29,375	34,560,569
City of San Jose California Hotel Tax,			Series K, 4.00%, 08/01/39	22,740	26,740,421
RB, Convention Center Expansion &			Los Angeles Community College District
Renovation Project, 6.50%, 05/01/42	2,395	2,541,670	California, GO, Series G, 4.00%,
Coast Community College District, GO:			08/01/39	5,645	6,368,463
Election of 2002, Series B (AGM),			Los Angeles Unified School District
0.00%, 08/01/30 (c)	26,425	23,202,736	California, GO, Refunding, Series A:
Election of 2012, Series D, 4.50%,			5.00%, 07/01/20	37,070	37,590,092
08/01/39	2,175	2,691,019	5.00%, 07/01/21	29,250	30,905,550
County of Los Angeles Redevelopment			5.00%, 07/01/22	30,705	33,736,812
Refunding Authority, Refunding, Tax			Millbrae School District, GO, Series B-2,
Allocation Bonds, CRA/LA Project			6.00%, 07/01/21 (d)	2,585	2,763,649
Areas, Series A, 2.00%, 09/01/22	2,235	2,281,041	Mount San Antonio Community College
County of Riverside California Public			District, GO, Refunding, Election of
Financing Authority, RB, Capital			2018, Series A, 5.00%, 08/01/44	10,000	13,149,600
Facilities Project, 5.25%, 11/01/45	11,210	13,636,405	Mountain View-Whisman School District,
County of San Joaquin California			GO, Election of 2012, Series A,
Transportation Authority, Refunding			4.00%, 09/01/42	12,000	13,928,280
RB, Limited Tax, Measure K, Series			Northern California Power Agency, RB,
A, 6.00%, 03/01/21 (d)	2,895	3,045,106	Lodi Energy Center, Series A, 5.00%,
Evergreen School District, GO:			06/01/20 (d)	15,805	15,967,792
0.05%, 08/01/22	1,410	1,390,147	Palomar Community College District,
0.05%, 08/01/23	1,435	1,406,558	GO, Election of 2006, Series D,
0.05%, 08/01/24	1,460	1,422,785	5.25%, 08/01/45	3,000	3,918,600
0.05%, 08/01/25	1,435	1,389,137	Pomona Redevelopment Agency
0.05%, 08/01/26	1,400	1,332,198	Successor Agency, Refunding, Tax
0.05%, 08/01/27	1,425	1,340,398	Allocation Bonds, 3.98%, 02/01/27	4,155	4,831,226
Fremont Unified School District/Alameda			San Bernardino Community College
County, GO, Series A, 4.00%,			District, GO, Refunding, 2.40%,
08/01/46	66,330	74,414,964	08/01/26	6,300	6,684,804
Fremont Union High School District, GO,
Series A, 4.00%, 08/01/46	14,000	16,196,600
S C H E D U L E O F I N V E S T M E N T S	FEBRUARY 29, 2020	2

Schedule of Investments (unaudited) (continued) February 29, 2020

	Par
Security	(000)	Value
County/City/Special District/School District	(continued)
San Bernardino Community College
District, GO, Series A, 3.00%,
08/01/41	$16,955	$ 18,319,538
San Diego Association of Governments,
RB, Mid-Coast Corridor Transit
Project, Green Bond, 1.80%, 11/15/27	13,590	14,006,941
San Diego Community College District,
Refunding, GO,Refunding, 5.00%,
08/01/41	20,000	25,020,200
San Diego Public Facilities Financing
Authority Sewer Revenue, Refunding
RB, Series A, 5.00%, 05/15/38	13,595	16,847,196
San Francisco Bay Area Rapid Transit
District, GO, Green Bond, Election of
2004, Series F-1, 3.00%, 08/01/38	10,000	11,310,200
San Francisco City & County
Redevelopment Financing Authority,
Tax Allocation Bonds (BHAC), 5.75%,
08/01/37	9,500	13,373,910
San Francisco Unified School District,
GO, Election of 2011, Series B,
4.00%, 06/15/27	3,500	3,762,290
San Jose California Financing Authority,
LRB, Convention Center Expansion &
Renovation Project, Series A, 5.75%,
05/01/42	2,010	2,121,796
San Jose Evergreen Community College
District, GO, Election of 2010, Series
C, 4.13%, 09/01/43	18,435	21,001,336
San Jose Redevelopment Agency
Successor Agency, Refunding, Tax
Allocation Bonds, Series A-T, 3.25%,
08/01/29	8,730	9,802,917
San Jose Unified School District, GO,
Capital Appreciation Election of 2002,
Series C (NPFCG), 0.00%, 06/01/31
(c)	25,000	21,194,500
San Leandro California Unified School
District, GO, Election of 2010, Series
A, 5.75%, 08/01/41	5,000	5,335,350
San Mateo County Community College
District, GO, Election of 2014, Series
B, 5.00%, 09/01/45	32,650	42,064,954
Santa Monica Community College
District, GO, Election of 2008, Series
B, 4.00%, 08/01/44	40,015	44,883,625

S C H E D U L E O F I N V E S T M E N T S

BlackRock California Municipal Opportunities Fund

(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value
County/City/Special District/School District	(continued)
State of California, GO, Refunding,
5.00%, 04/01/21	$50,175	$ 52,447,927
		922,127,823
Education -- 4.8%
California Educational Facilities
Authority, RB, Chapman University,
Series A:
3.43%, 04/01/30	1,000	1,092,940
3.56%, 04/01/31	2,000	2,192,580
California Educational Facilities
Authority, Refunding RB, Pitzer
College, 6.00%, 04/01/20 (d)	2,500	2,510,125
California Municipal Finance Authority,
RB:
AMT, Waste Management, Inc.
Project, Series A, 2.40%,
10/01/44 (a)	1,400	1,483,412
Emerson College, 6.00%, 01/01/22
(d)	7,000	7,665,490
Urban Discovery Academy Project,
5.50%, 08/01/34 (b)	300	325,422
Vista Charter Middle School,
6.00%, 07/01/44	500	573,460
Waste Management, Inc. Project,
AMT, 2.00%, 12/01/44 (a)	1,750	1,759,362
California Municipal Finance Authority,
Refunding RB:
Republic Services, Inc. Project,
1.15%, 09/01/21 (a)	16,250	16,250,244
William Jessup University, 5.00%,
08/01/39	1,785	2,102,248
William Jessup University, 5.00%,
08/01/48	2,140	2,483,299
California Public Finance Authority, RB,
Trinity Classical Academy Project (b):
Series A, 5.00%, 07/01/36	385	428,305
Series A, 5.00%, 07/01/44	375	411,075
Series A, 5.00%, 07/01/54	520	563,982
Series B, 5.00%, 07/01/26	265	277,542
California School Finance Authority, RB
(b):
Arts In Action Charter Schools,
5.00%, 06/01/40	1,420	1,613,660
Arts In Action Charter Schools,
5.00%, 06/01/50	2,240	2,518,186
Arts In Action Charter Schools,
5.00%, 06/01/59	3,565	3,988,023
Larchmont Charter School Project,
Series A, 5.00%, 06/01/33	525	615,211
FEBRUARY 29, 2020	3

Schedule of Investments (unaudited) (continued)	BlackRock California Municipal Opportunities Fund
February 29, 2020
(Percentages shown are based on Net Assets)
	Par			Par
Security	(000)	Value	Security	(000)	Value
Education (continued)			Health (continued)
California School Finance Authority, RB			California Infrastructure & Economic
(b) (continued):			Development Bank, RB, Green Bond,
Larchmont Charter School Project,			Climate Bond Certified, 5.00%,
Series A, 5.00%, 06/01/43	$ 525	$ 604,039	08/01/44	$ 22,275	$ 29,116,766
Larchmont Charter School Project,			California Municipal Finance Authority,
Series A, 5.00%, 06/01/55	1,000	1,140,640	Refunding RB, Series A (b):
Real Journey Academies, Series A,			5.00%, 11/01/39	980	1,158,105
5.00%, 06/01/49	7,105	7,672,405	5.00%, 11/01/49	1,105	1,292,972
Real Journey Academies, Series A,			California Statewide Communities
5.00%, 06/01/58	3,355	3,596,963	Development Authority, RB:
Series A, 6.00%, 07/01/51	1,500	1,762,560	Kaiser Permanente, Series A,
Series A, 6.00%, 06/01/59	8,925	9,131,167	5.00%, 04/01/42	23,555	25,507,945
Series B, 6.00%, 06/01/31	735	763,459	Lancer Educational student
California State University, RB, Series B,			Housing Project, Series A,
2.98%, 11/01/51	14,960	16,215,593	5.00%, 06/01/46 (b)	4,100	4,644,972
Menifee Union School District, GO,			Loma Linda University Medical
Series A, 5.25%, 08/01/42	7,275	9,341,318	Center, 5.50%, 12/01/58 (b)	11,375	13,738,042
State of California University, Refunding			California Statewide Communities
RB, Systemwide, Series A:			Development Authority, Refunding
5.00%, 11/01/41	28,825	35,603,775	RB:
5.00%, 11/01/42	16,770	21,199,125	Lancer Educational student
University of California, RB:			Housing Project, Series A,
Build America Bonds, 6.30%,			5.00%, 06/01/36 (b)	2,900	3,351,936
05/15/50	3,790	5,222,355	Trinity Health Credit Group
General, Series BD, 3.35%,			Composite Issue, 5.00%,
07/01/29	4,870	5,616,717	12/01/21 (d)	5,000	5,367,250
Series AV, 5.25%, 05/15/42	12,220	15,690,846	Marin Healthcare District, GO, Election
University of California, Refunding RB,			of 2013:
General, Series AJ, 4.60%, 05/15/31	16,170	19,834,122	4.00%, 08/01/40	11,550	13,176,933
		202,249,650	Series A, 5.00%, 08/01/41	21,670	27,689,493

Health -- 5.5%					231,545,369
California Health Facilities Financing			Housing -- 1.0%
Authority, RB:			California Community Housing Agency,
Adventist Health System/West,			RB, M/F Housing, Annadel
3.00%, 03/01/41 (a)	16,745	17,826,727	Apartments, Series A, 5.00%,
Children's Hospital, Series A,			04/01/49 (b)	14,165	16,911,735
5.25%, 11/01/41	7,000	7,493,640	California Housing Finance, RB, M/F
Scripps Health, Series A, 5.00%,			Housing, Series 2-A, 4.00%, 03/20/33	21,228	25,337,290
11/15/40	20,220	21,589,905			42,249,025
Senior, No Place Like Home
			State -- 6.8%
Program, 2.93%, 06/01/32	1,690	1,826,873
Sutter Health, Series B, 6.00%,			California State Public Works Board,
08/15/20 (d)	8,500	8,699,410	RB:
California Health Facilities Financing			Various Capital Projects, Series A,
Authority, Refunding RB, Providence			5.00%, 04/01/23	2,375	2,582,955
ST. Joseph Health, 5.00%, 10/01/39			Various Capital Projects, Series C,
(a)	40,000	49,064,400	5.00%, 11/01/38	5,000	6,633,750
			Various Capital Projects, Series C,
			5.00%, 11/01/44	24,000	31,521,360
S C H E D U L E O F I N V E S T M E N T S	FEBRUARY 29, 2020	4

Schedule of Investments (unaudited) (continued) February 29, 2020

	Par
Security	(000)	Value
State (continued)
California State Public Works Board, RB
(continued):
Various Capital Projects, Series I,
5.00%, 11/01/24	$ 2,500	$ 2,883,300
Various Correctional Facilities,
Series A, 5.00%, 09/01/20	3,500	3,572,205
City of Los Angeles California, RB,
5.00%, 06/25/20	50,000	50,642,000
State of California, GO, Build America
Bonds, 7.60%, 11/01/40	2,000	3,649,120
State of California, GO, Refunding:
5.25%, 02/01/30	7,725	8,384,561
4.00%, 10/01/37	35,000	43,344,350
5.00%, 11/01/39	27,000	35,234,730
Various Purpose, 5.25%, 10/01/39	10,170	12,637,954
Various Purposes-Bid Group,
Series B, 2.65%, 04/01/26	20,000	21,667,600
State of California, GO:
Various Purpose, 5.25%, 04/01/35	2,555	2,787,863
Various Purposes, 5.50%, 03/01/40	7,500	7,526,175
Refunding, 3.00%, 10/01/37	13,825	15,410,727
Refunding, 4.00%, 11/01/44	10,800	12,233,592
State of California Public Works Board,
LRB, Series I:
, 5.25%, 11/01/32	1,115	1,291,973
, 5.50%, 11/01/33	2,315	2,700,586
State of California Public Works Board,
RB, Various Capital Projects, Series
A-1, 5.75%, 03/01/20	4,950	4,950,000
State of California Public Works Board,
Refunding RB:
Series G, 5.00%, 01/01/21	2,830	2,928,739
Various Capital Projects, Series C,
5.00%, 11/01/33	10,000	12,451,600
		285,035,140
Tobacco -- 3.3%
County of California Tobacco
Securitization Agency, Refunding RB:
Asset-Backed, Merced County,
Series A, 5.13%, 06/01/38	1,000	1,010,350
Asset-Backed, Merced County,
Series A, 5.25%, 06/01/45	4,765	4,814,365
Gold Country Settlement Funding
Corp., 5.25%, 06/01/46	11,500	11,502,415
Golden Gate Tobacco Funding
Corp., Series A, 5.00%, 06/01/36	2,410	2,412,964
Golden Gate Tobacco Funding
Corp., Series A, 5.00%, 06/01/47	2,595	2,597,621

BlackRock California Municipal Opportunities Fund

(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value
Tobacco (continued)
County of Los Angeles California
Tobacco Securitization Agency, RB,
Asset-Backed, Los Angeles County
Securitization Corp.:
5.70%, 06/01/46	$ 8,590	$ 8,677,704
5.60%, 06/01/36	1,980	2,000,216
Golden State Tobacco Securitization
Corp., Refunding RB:
Series A-1, 5.00%, 06/01/20	3,000	3,029,850
Series A-1, 5.00%, 06/01/47	38,550	40,970,169
Series A-2, 5.00%, 06/01/47	29,285	31,123,512
Inland Empire Tobacco Securitization
Corp., Refunding RB, 3.68%,
06/01/38	14,440	16,224,640
Tobacco Securitization Authority of
Southern California, Refunding RB,
Tobacco Asset Securitization
Corporation, 5.00%, 06/01/48	10,670	13,063,708
		137,427,514
Transportation -- 12.1%
Bay Area Toll Authority, RB, Build
America Bonds, San Francisco Toll
Bridge, Series S-1, 7.04%, 04/01/50	4,720	8,855,098
Bay Area Toll Authority, Refunding RB,
San Francisco Bay Area Toll Bridge,
2.43%, 04/01/26	15,590	16,720,743
Burbank-Glendale-Pasadena Airport
Authority Brick Campaign, ARB,
Series B, 5.56%, 07/01/32	1,000	1,276,160
California Municipal Finance Authority,
Refunding ARB, United Airlines, Inc.
Project, AMT, 4.00%, 07/15/29	30,880	37,001,034
City & County of San Francisco
California Airports Commission,
Refunding ARB, Series A, AMT,
5.00%, 05/01/44	10,125	11,642,231
City & County of San Francisco
California Airports Commission,
Refunding RB, Series A, AMT, 5.00%,
05/01/20	8,210	8,263,529
City of Long Beach CA Harbor Revenue,
Refunding RB, AMT, Series A, 5.00%,
05/15/21	3,000	3,149,610
City of Long Beach California Harbor
Revenue, ARB, Series A, 5.00%,
05/15/44	10,000	13,080,000
S C H E D U L E O F I N V E S T M E N T S	FEBRUARY 29, 2020	5

Schedule of Investments (unaudited) (continued) February 29, 2020

	Par
Security	(000)	Value
Transportation (continued)
City of Los Angeles California
Department of Airports, ARB, AMT:
Los Angeles International Airport,
Series D, 5.00%, 05/15/41	$ 8,850	$ 10,549,377
Los Angeles International Airport,
Sub-Series A, 5.00%, 05/15/42	10,000	11,973,100
Senior Series A, 5.00%, 05/15/40	6,615	7,891,100
City of Los Angeles California
Department of Airports, Refunding
ARB, Los Angeles International
Airport, Senior, Series A, 5.00%,
05/15/40	77,690	78,351,919
City of Los Angeles Department of
Airports, ARB:
AMT, Series D, 5.00%, 05/15/21	3,455	3,628,890
AMT, Series D, 5.00%, 05/15/22	3,385	3,692,189
Los Angeles International Airport,
Series D, 5.25%, 05/15/33	18,720	18,891,475
Los Angeles International Airport,
Series D, 5.00%, 05/15/40	5,000	5,042,600
Subordinate, Series C, AMT,
5.00%, 05/15/36	16,960	21,271,062
City of Los Angeles Department of
Airports, Refunding RB, Los Angeles
International Airport (e):
5.00%, 05/15/39	5,000	6,665,200
5.00%, 05/15/40	11,000	14,652,990
City of San Jose California, Refunding
ARB, Norman Y Mineta San Jose
International Airport SJC, AMT:
Series A (BAM), 4.00%, 03/01/42	6,755	7,658,414
Series A, 5.00%, 03/01/41	20,000	24,290,400
Series A-1, 5.75%, 03/01/34	6,720	7,031,539
Series A-1, 6.25%, 03/01/34	2,920	3,069,796
County of Los Angeles Metropolitan
Transportation Authority, Refunding
RB, Green Bond, Series A, 5.00%,
07/01/42	10,000	12,663,100
Foothill-Eastern Transportation Corridor
Agency, Refunding RB, Toll Road,
Series A, 4.09%, 01/15/49	4,515	4,919,544
Port of Oakland, Refunding RB, Senior
Lien, Series P, AMT:
5.00%, 05/01/22	3,660	3,972,235
5.00%, 05/01/23	4,000	4,341,400
5.00%, 05/01/26	4,800	5,208,480
5.00%, 05/01/27	12,850	13,959,597
San Diego Association of Governments,
RB, Mid-Coast Corridor Transit
Project, Green Bond, 5.00%, 11/15/23	10,000	11,145,500

BlackRock California Municipal Opportunities Fund

(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value
Transportation (continued)
San Francisco City & County Airport
Comm-San Francisco International
Airport, Refunding RB, AMT:
Series D, 5.00%, 05/01/21	$ 3,940	$ 4,124,944
Second Series, Series A, 5.00%,
05/01/27	17,775	19,332,623
Second Series, Series A, 5.00%,
05/01/30	3,850	4,185,758
Second Series, Series C, 5.00%,
05/01/20	2,720	2,737,843
Series H, 5.00%, 05/01/21	35,190	36,853,079
Series H, 5.00%, 05/01/22	8,775	9,544,041
Series H, 5.00%, 05/01/23	10,000	11,277,100
Series H, 5.00%, 05/01/24	15,040	17,508,966
San Joaquin County Transportation
Authority, Refunding RB, Measure K
Sale Tax Revenue, 5.00%, 03/01/41	17,955	22,622,223
		509,044,889
Utilities -- 15.8%
California Infrastructure & Economic
Development Bank, RB, Green Bond,
5.00%, 10/01/20	21,050	21,588,670
City & County of San Francisco Public
Utilities Commission Wastewater
Revenue, Refunding RB, Sewer
System, Series B, 4.00%, 10/01/42	17,010	18,286,260
City of Los Angeles California
Department of Water & Power, RB,
Series A:
Power System, 5.00%, 07/01/42	5,000	6,220,050
5.00%, 07/01/41	25,095	30,647,018
City of Los Angeles California
Department of Water & Power,
Refunding RB, Water System, Series
A, 5.25%, 07/01/39	8,000	8,294,400
City of Los Angeles California
Wastewater System Revenue,
Refunding RB, Green Bond:
Series C, 5.00%, 06/01/35	4,520	5,471,731
Sub-Series A, 5.00%, 06/01/43	10,000	12,904,300
Sub-Series A, 5.25%, 06/01/47	20,000	25,647,200
City of Petaluma California Wastewater
Revenue, Refunding RB, 6.00%,
05/01/21 (d)	5,625	5,965,031
City of Riverside California Electric
Revenue, RB, Build America Bond,
7.61%, 10/01/40	2,500	4,362,550
City of Sacramento California Water
Revenue, RB, 5.00%, 09/01/42	6,465	8,190,573
S C H E D U L E O F I N V E S T M E N T S	FEBRUARY 29, 2020	6

Schedule of Investments (unaudited) (continued)	BlackRock California Municipal Opportunities Fund
February 29, 2020
(Percentages shown are based on Net Assets)
	Par			Par
Security	(000)	Value	Security	(000)	Value
Utilities (continued)			Utilities (continued)
City of San Francisco CA Public Utilities			Sacramento Municipal Utility District,
Commission Water Revenue,			Refunding RB, Series A, 5.00%,
Refunding RB, Green Bond:			08/15/49 (a)	$ 52,035	$ 58,994,161
Series A, 2.80%, 11/01/31	$ 11,000	$ 12,031,690	San Diego County Water Authority
Series D, 5.00%, 11/01/35	10,025	12,978,465	Financing Corp., Refunding RB,
City of San Francisco California Public			Series B, 5.00%, 05/01/38	20,405	25,394,227
Utilities Commission Wastewater			San Diego Public Facilities Financing
Revenue, RB, Green Bond, Series A:			Authority, RB, Series A, 5.00%,
5.00%, 10/01/31	5,000	6,127,500	08/01/41	1,010	1,249,320
5.00%, 10/01/32	5,000	6,115,850	San Diego Public Facilities Financing
City of San Francisco California Public			Authority, Refunding RB, Series A:
Utilities Commission Water Revenue,			5.00%, 05/15/20	2,000	2,017,380
Refunding RB, Public Utilities			5.00%, 05/15/36	5,000	6,202,000
Commission, 4.00%, 11/01/30	19,910	23,941,377	Subordinate, 5.00%, 08/01/43	36,795	47,735,257
County of San Diego California Water			Subordinated, 5.25%, 08/01/47	15,180	19,919,044
Authority, Refunding RB, 5.00%,			San Diego Public Facilities Financing
05/01/30	6,000	6,692,880	Authority Water Revenue, Refunding
Eastern Municipal Water District			RB, Series B, 5.00%, 08/01/38	16,460	20,382,253
Financing Authority, RB, Series D,			Semitropic Improvement District,
5.25%, 07/01/42	18,500	23,744,010	Refunding RB, Series A (AGM),
Los Angeles Department of Water,			2.60%, 12/01/26	2,120	2,271,644
Refunding RB, Series A:			State of California Department of Water
5.00%, 07/01/41	22,870	28,600,078	Resources, Refunding RB, Water
5.25%, 07/01/44	10,650	13,506,437	System:
Los Angeles Department of Water &			Central Valley Project Revenue
Power System Revenue, RB, Power			Bonds, Series AW, 4.00%,
System, Series B:			12/01/34	24,000	28,524,000
5.00%, 07/01/25	10,000	10,139,300	Revenue, Series AW, 4.00%,
5.00%, 07/01/43	26,220	28,742,888	12/01/20	2,790	2,859,248
Metropolitan Water District of Southern			Series AS, 5.00%, 12/01/20	5,335	5,503,639
California, RB, Series A, 5.00%,			Series BA, 5.00%, 12/01/20	3,785	3,906,801
07/01/40	16,105	19,370,450	State of California Department of Water
Metropolitan Water District of Southern			Resources Power Supply Revenue,
California, Refunding RB:			Refunding RB, Series N, 5.00%,
5.00%, 01/01/38	7,000	9,228,870	05/01/20	1,500	1,510,170
Series A, 5.00%, 10/01/35	5,000	5,424,850
Series A, 5.00%, 07/01/38	5,000	6,654,400
Series A, 5.00%, 10/01/45	14,335	19,010,647
Subordinate, Series D, 1.22%,
07/01/37 (f)	10,000	10,000,960
Subordinate, Series E, 1.22%,
07/01/37 (f)	7,000	7,004,403
Northern California Power Agency, RB,
Build America Bonds, Series B,
7.31%, 06/01/40	2,150	3,349,249
Orange County Water District,
Refunding RB, Series A, 4.00%,
08/15/37	1,770	2,108,229
Sacramento Municipal Utility District,
RB, Series G, 5.00%, 08/15/41	13,000	17,217,850
S C H E D U L E O F I N V E S T M E N T S	FEBRUARY 29, 2020	7

Schedule of Investments (unaudited) (continued) February 29, 2020

	Par
Security	(000)	Value
Utilities (continued)
Vista Joint Powers Financing Authority,
Refunding LRB, Lease, 5.25%,
05/01/37	$15,065	$ 18,306,687
		664,343,997
Total Municipal Bonds in California		2,994,023,407
Connecticut -- 0.1%
State -- 0.1%
Mashantucket Western Pequot Tribe,
(6.35% Cash or 1.00% PIK), 7.35%,
07/01/26	36,909	5,905,456
Illinois -- 1.0%
County/City/Special District/School District	-- 1.0%
Chicago Board of Education, GO:
Build America Bonds, 6.52%,
12/01/40	8,075	10,534,484
Taxable Build America Bonds,
6.04%, 12/01/29	7,590	8,968,420
Taxable Build America Bonds,
6.14%, 12/01/39	13,850	16,999,905
Taxable Qualified School
Construction Bonds, 6.32%,
11/01/29	3,650	4,411,098

Total Municipal Bonds in Illinois		40,913,907
Ohio -- 0.7%
Tobacco -- 0.7%
Buckeye Tobacco Settlement
Financing Authority, Refunding RB,
Senior, Series B-2, 5.00%, 06/01/55
(e)	26,210	29,541,815
Puerto Rico -- 6.7%
State -- 3.5%
Commonwealth of Puerto Rico, GO
(g)(h):
Public Improvement, Series A,
5.25%, 07/01/22	940	778,952
Public Improvement, Series A,
5.13%, 07/01/31	3,340	2,767,764
Public Improvements, Series A,
5.25%, 07/01/26	330	273,462

BlackRock California Municipal Opportunities Fund

(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value
State (continued)
Commonwealth of Puerto Rico, GO,
Refunding (g)(h):
Public Improvement, 5.00%,
07/01/18	470	384,424
Public Improvement, Series A,
5.50%, 07/01/32	1,170	969,546
Commonwealth of Puerto Rico, GO,
Refunding (g)(h) (continued):
Public Improvement, Series A,
6.00%, 07/01/34	$ 955	$ 767,594
Public Improvement, Series A,
5.50%, 07/01/39	8,805	6,918,317
Public Improvement, Series A,
5.00%, 07/01/41	7,370	5,560,142
Public Improvement, Series C,
6.00%, 07/01/39	470	397,935
Public Improvements, Series A,
5.50%, 07/01/18	1,025	838,372
Public Improvements, Series A,
5.75%, 07/01/41	1,110	892,177
Public Improvements, Series B,
6.00%, 07/01/39	3,970	3,361,280
Series A, 8.00%, 07/01/35	11,945	8,779,575
Commonwealth of Puerto Rico, GO
(g)(h):
, 5.38%, 07/01/33	1,025	849,389
, 6.00%, 07/01/38	1,630	1,380,072
Puerto Rico Public Buildings Authority,
Refunding RB (g)(h):
Government Facilities, Series F
(GTD), 5.25%, 07/01/24	500	460,350
Series M, 10.00%, 07/01/34	1,045	955,445
Puerto Rico Sales Tax Financing Corp.
Sales Tax Revenue, RB,
Restructured:
CAB, Series A-1, 0.00%, 07/01/24
(c)	370	338,058
CAB, Series A-1, 0.00%, 07/01/27
(c)	707	600,717
CAB, Series A-1, 0.00%, 07/01/29
(c)	1,117	903,653
CAB, Series A-1, 0.00%, 07/01/31
(c)	1,330	995,838
CAB, Series A-1, 0.00%, 07/01/33
(c)	1,909	1,333,436
CAB, Series A-1, 0.00%, 07/01/46
(c)	50,400	15,039,864
CAB, Series A-1, 0.00%, 07/01/51
(c)	35,228	7,595,861
Series A-1, 4.75%, 07/01/53	18,131	20,377,612
Series A-1, 5.00%, 07/01/58	20,391	23,375,631
Series A-2, 4.33%, 07/01/40	11,818	12,989,282
Series A-2, 4.78%, 07/01/58	20,042	22,650,466
S C H E D U L E O F I N V E S T M E N T S	FEBRUARY 29, 2020	8

Schedule of Investments (unaudited) (continued) February 29, 2020

	Par
Security	(000)	Value
State (continued)
Series A-2, 4.54%, 07/01/53	114	125,850
Puerto Rico Sales Tax Financing Corp.
Sales Tax Revenue, RB, Restructured
(continued):
Series B-1, 0.00%, 07/01/46 (c)	$ 5,761	$ 1,719,543
		144,380,607
Utilities -- 3.2%
Commonwealth of Puerto Rico Aqueduct
& Sewer Authority, RB, Senior Lien,
Series A:
5.00%, 07/01/33	630	671,763
5.13%, 07/01/37	5,430	5,796,742
5.75%, 07/01/37	3,065	3,314,123
5.25%, 07/01/42	1,455	1,560,022
Commonwealth of Puerto Rico Aqueduct
& Sewer Authority, Refunding RB,
Senior Lien, Series A:
6.00%, 07/01/38	11,935	12,300,569
6.00%, 07/01/44	4,720	4,882,557
Puerto Rico Commonwealth Aqueduct &
Sewer Authority, Refunding RB,
Senior Lien, Series B:
5.00%, 07/01/23	5,615	5,539,815
5.35%, 07/01/27	6,705	6,638,151
6.15%, 07/01/38	3,620	3,412,936
Puerto Rico Electric Power Authority,
1.00%, 01/01/21 (a)	593	462,893
Puerto Rico Electric Power Authority,
RB:
Series 2013-A, 7.00%, 07/01/33
(g)(h)	2,230	1,827,539
Series 2013-A, 7.00%, 07/01/43
(g)(h)	955	782,645
Series A, 5.00%, 07/01/29 (g)(h)	4,130	3,299,502
Series A, 6.75%, 07/01/36 (g)(h)	7,630	6,252,968
Series A, 5.00%, 07/01/42 (g)(h)	8,830	7,054,384
Series A-3, 10.00%, 07/01/19 (g)(h)	2,137	1,818,808
Series B-3, 10.00%, 07/01/19 (g)(h)	2,137	1,818,808
Series C-1, 5.40%, 01/01/18 (g)(h)	5,870	4,578,559
Series C-2, 5.40%, 07/01/18 (g)(h)	5,871	4,579,301
Series C-4, 5.40%, 07/01/20 (g)(h)	593	462,893
Series CCC, 5.25%, 07/01/26 (g)(h)	1,680	1,342,171
Series CCC, 5.25%, 07/01/28 (g)(h)	955	762,960
Series D, 7.50%, 07/01/20	1,638	1,342,380
Series TT, 5.00%, 07/01/25 (g)(h)	480	383,477
Series TT, 5.00%, 07/01/26 (g)(h)	1,285	1,026,601
Series TT, 5.00%, 07/01/32 (g)(h)	1,075	858,829
Series WW, 5.50%, 07/01/17 (g)(h)	1,315	1,030,631
Series WW, 5.50%, 07/01/18 (g)(h)	1,155	905,231
Series WW, 5.50%, 07/01/19 (g)(h)	935	732,806

BlackRock California Municipal Opportunities Fund

(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value
Utilities (continued)
Puerto Rico Electric Power Authority, RB
(continued):
Series WW, 5.38%, 07/01/22 (g)(h)	$1,250	$ 998,639
Series WW, 5.38%, 07/01/24 (g)(h)	875	699,047
Series WW, 5.25%, 07/01/33	885	707,036
Series WW, 5.50%, 07/01/38 (g)(h)	1,170	934,726
Series XX, 5.25%, 07/01/27 (g)(h)	645	515,298
Series XX, 5.25%, 07/01/35 (g)(h)	400	319,564
Series XX, 5.75%, 07/01/36 (g)(h)	555	443,396
Series XX, 5.25%, 07/01/40 (g)(h)	11,490	9,179,487
Puerto Rico Electric Power Authority,
Refunding RB (g)(h):
Series AAA, 5.25%, 07/01/22	2,150	1,717,659
Series AAA, 5.25%, 07/01/24	480	383,477
Series AAA, 5.25%, 07/01/26	1,840	1,469,996
Series AAA, 5.25%, 07/01/27	6,540	5,224,878
Series AAA, 5.25%, 07/01/28	4,690	3,746,893
Series AAA, 5.25%, 07/01/29	530	423,423
Series BBB, 5.40%, 07/01/28	2,805	2,240,945
Series UU, 1.00%, 07/01/17 (a)(f)	395	256,750
Series UU, 1.00%, 07/01/18 (a)(f)	355	230,750
Series UU, 1.00%, 07/01/20 (a)(f)	3,175	2,317,750
Series UU, 1.98%, 07/01/31 (a)(f)	3,765	2,748,450
Series ZZ, 5.00%, 07/01/17	925	724,969
Series ZZ, 5.25%, 07/01/19	2,945	2,308,144
Series ZZ, 5.25%, 07/01/21	3,590	2,868,091
Series ZZ, 5.25%, 07/01/24	1,990	1,589,833
Series ZZ, 5.25%, 07/01/26	4,335	3,463,279
Series ZZ, 5.00%, 07/01/28	990	790,922
Taxable Build America Bonds,
Series YY, 6.13%, 07/01/40	4,060	3,243,579
		134,987,045
		279,367,652
Total Municipal Bonds — 79.7%

(Cost — $3,152,230,926)		3,349,752,237
Municipal Bonds Transferred to Tender
Option Bond Trusts(i)-14.4%
California -- 14.4%
County/City/Special District/School District	-- 2.6%
County of Santa Clara California, GO,
Election of 2008, Series B, 4.00%,
08/01/42	14,995	16,025,903
Grossmont-Cuyamaca Community
College District, GO, Election of 2008,
Series B, 5.00%, 08/01/44	30,215	38,574,288
S C H E D U L E O F I N V E S T M E N T S	FEBRUARY 29, 2020	9

Schedule of Investments (unaudited) (continued) February 29, 2020

		Par
Security		(000)	Value
County/City/Special District/School District		(continued)
Ohlone Community College District, GO,
Election of 2010, Series B, 4.00%,
08/01/44		$47,250	$ 52,789,117
			107,389,308
Education -- 3.3%
California State University, Refunding
RB, Systemwide, Series A:
5.00%, 11/01/42		10,000	12,641,100
5.00%, 11/01/43		35,250	45,952,252
University of California, RB, Limited
Project, Series M, 5.00%, 05/15/42		20,000	25,043,200
University of California, Refunding RB,
Series AZ, 5.00%, 05/15/43		41,740	53,579,134
			137,215,686
Health -- 0.4%
California Health Facilities Financing
Authority, Refunding RB, Sutter
Health, Series A, 5.00%, 11/15/38		15,000	18,935,550
State -- 0.5%
State of California, GO, Refunding,
Various Purpose, 5.25%, 10/01/39		18,150	22,554,460
Transportation	-- 3.9%
City & County of San Francisco
California, Refunding ARB, Series A,
AMT, 5.25%, 05/01/42		40,370	50,644,569
City & County of San Francisco
California Airports Commission,
Refunding ARB, Series A, AMT,
5.00%, 05/01/42		26,950	33,121,820
City & County of San Francisco
California Airports Commission,
Refunding RB, San Francisco
International Airport, Series B, AMT,
5.00%, 05/01/41		22,475	27,241,050
City of Los Angeles California
Department of Airports, RB, AMT:
Los Angeles International Airport,
Series B, 5.00%, 05/15/41		18,717	22,651,926
Sub-Series A, 5.00%, 05/15/42		23,625	29,098,198
			162,757,563
Utilities -- 3.7%
City & County of San Francisco
California Public Utilities Commission
Wastewater Revenue, RB, Series B,
5.00%, 10/01/43		41,405	52,831,948

BlackRock California Municipal Opportunities Fund

(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value
Utilities (continued)
East Bay Municipal Utility District Water
System Revenue, RB, Green Bond,
Series A, 5.00%, 06/01/42	$27,045	$34,245,714
Eastern Municipal Water District
Financing Authority, RB, Series D,
5.00%, 07/01/47	36,105	45,264,833
Irvine Ranch Water District, 5.00%,
03/01/46	19,330	23,708,245
`		156,050,740
Total Municipal Bonds Transferred to Tender Option Bond
Trusts — 14.4%
(Cost — $544,873,792)		604,903,307
Total Long-Term Investments — 99.4%
(Cost — $3,910,741,667)		4,177,003,791
Short-Term Securities -- 6.3%
Commercial Paper -- 6.0%
California State Department of Water
Resources:
0.82%, 03/11/20	5,000	4,999,670
1.05%, 04/08/20	30,000	30,000,000
City & County of San Francisco
California Public Utilities Commission,
0.84%, 03/17/20	8,350	8,349,337
East Bay Municipal Utility District,
0.95%, 04/02/20	6,655	6,655,000
Los Angeles Municipal Improvement
Corp.:
1.00%, 06/16/20	15,000	15,002,100
1.22%, 06/16/20	11,000	10,994,382
San Diego County Water Authority,
0.97%, 05/06/20	24,700	24,694,919
San Diego Public Facilities Financing
Authority Water Revenue, 0.84%,
03/12/20	34,000	33,998,412
State of California:
1.10%, 05/12/20	8,750	8,750,000
1.05%, 05/27/20	40,000	40,000,000
State of California Department of Water
Resources:
0.88%, 03/12/20	5,995	5,994,636
1.05%, 03/16/20	50,000	49,999,765
University of California:
1.09%, 05/12/20	$8,000	$8,000,000
S C H E D U L E O F I N V E S T M E N T S	FEBRUARY 29, 2020	10

Schedule of Investments (unaudited) (continued) February 29, 2020

	Par
Security	(000)	Value
Commercial Paper (continued)
University of California (continued):
1.10%, 05/12/20	$ 7,000	$ 7,000,000
Total Commercial Paper — 6.0%
(Cost — $254,446,199)		254,438,221
	Shares

Short-Term Investment Fund -- 0.3%
BlackRock Liquidity Funds California
Money Fund, Institutional Class,
0.85% (j)(k)	14,343,060	14,345,928

BlackRock California Municipal Opportunities Fund

(Percentages shown are based on Net Assets)

Value
Total Short-Term Investment Fund — 0.3%
(Cost — $14,345,928)	$14,345,928
Total Short-Term Securities — 6.3%
(Cost — $268,792,127)	268,784,149
Total Investments — 105.7%
(Cost — $4,179,533,794)	4,445,787,940
Other Assets Less Liabilities — 0.1%	4,530,323
Liability for TOB Trust Certificates, Including Interest
Expense and Fees Payable — (5.8)%	(245,107,913)
Net Assets — 100.0%	$4,205,210,350

(a)Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(b)Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)Zero-coupon bond.

(d)U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(e)When-issued security.

(f)Variable rate security. Rate shown is the rate in effect as of period end.

(g)Issuer filed for bankruptcy and/or is in default.

(h)Non-income producing security.

(i)Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.

(j)Annualized 7-day yield as of period end.

(k)During the period ended February 29, 2020, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

___________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________

	Shares							Change in
	Held at			Shares				Unrealized
Affiliated Persons and/or	5/31/2019	Shares		Held at	Value at		Net Realized	Appreciation
Related Parties		Purchased	Shares Sold	02/29/20	02/29/20	Income	Gain (Loss) (a)	(Depreciation)

___________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________

BlackRock Liquidity Funds
California Money Fund,
Institutional Class(b)	256,535,508	—	(242,192,448)	14,343,060	$14,345,928	$989,704	$3,451	$—
iShares National Municipal
Bond Fund	335,000	1,720,000	(1,855,000)	200,000	23,342,000	2,054,537	3,788,141	327,873
iShares Short-Term National
Muni Bond ETF	—	500,000	—	500,000	53,725,000	—	—	120,100
					$91,412,928	$3,044,241	$3,791,592	$447,973

(a)Includes net capital gain distributions, if applicable.

(b)Represents net shares purchased (sold).

For Fund compliance purposes, the Fund's sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub- classifications for reporting ease.

S C H E D U L E O F I N V E S T M E N T S	FEBRUARY 29, 2020	11

Schedule of Investments (unaudited) (continued)	BlackRock California Municipal Opportunities Fund
February 29, 2020

Portfolio Abbreviations

AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
ETF	Exchange-Traded Fund
GO	General Obligation Bonds
GTD	Guaranteed
LRB	Lease Revenue Bonds
M/F	Multi-Family
PIK	Payment-In-Kind
RB	Revenue Bonds
SAN	State Aid Notes
VRDN	Variable Rate Demand Notes

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				Value /
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Short Contracts
10-Year U.S. Treasury Note	4,311	06/19/20	$ 580,907	(6,616,586)
U.S. Long Treasury Bond	4,385	06/19/20	746,546	(13,363,691)
5-Year U.S. Treasury Note	2,282	06/30/20	280,116	(2,089,419)

				$(22,069,696)
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Schedule of Investments (unaudited) (continued)	BlackRock California Municipal Opportunities Fund
February 29, 2020

Fair Value Hierarchy as of Period End

•Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors.

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and derivative financial instruments, refer to the Fund's most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund's investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2		Level 3			Total
Assets:
Investments:
Long-Term Investments (a)	$152,858,100		$4,024,145,691			$—	$4,177,003,791
Short-Term Securities	14,345,928		254,438,221			—	268,784,149
	$167,204,028		$4,278,583,912	$			$4,445,787,940
Derivative Financial Instruments (b)
Liabilities:
Interest rate contracts	$(22,069,696)	$—			$—		$(22,069,696)

(a)See above Schedule of Investments for values in each sector/security type.

(b)Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, TOB Trust Certificates of $244,322,163 are categorized as Level 2 within the disclosure hierarchy.

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